     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 1999

                                                       REGISTRATION NO. 33-26716
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
                   U.S. GOVERNMENT ZERO COUPON BOND SERIES 3
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             UNIT INVESTMENT TRUSTS
                              POST OFFICE BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


                           TERESA KONCICK, ESQ.
                               P.O. BOX 9051
                         PRINCETON, NJ 08543-9051

                                COPIES TO:
                          PIERRE DE SAINT PHALLE,
                                   ESQ.
                           450 LEXINGTON AVENUE
                            NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year March 11, 1999.

Check box if it is proposed that this filing will become effective on July 20, 1999 pursuant to of Rule 485(b). / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 8, 1999

                                                       REGISTRATION NO. 33-26716
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
                   U.S. GOVERNMENT ZERO COUPON BOND SERIES 8
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             UNIT INVESTMENT TRUSTS
                              POST OFFICE BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


                           TERESA KONCICK, ESQ.
                               P.O. BOX 9051
                         PRINCETON, NJ 08543-9051

                                COPIES TO:
                          PIERRE DE SAINT PHALLE,
                                   ESQ.
                           450 LEXINGTON AVENUE
                            NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year March 11, 1999.

Check box if it is proposed that this filing will become effective on July 16, 1999 pursuant to of Rule 485(b). / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              GOVERNMENT SECURITIES INCOME FUND
                              U.S. GOVERNMENT ZERO COUPON BOND
                              SERIES 3 AND 8
                              UNIT INVESTMENT TRUSTS
                              O   PORTFOLIOS OF STRIPPED U.S. TREASURY
                                  SECURITIES
                              O DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                              O INVESTMENT ALTERNATIVES FOR EMPLOYEE BENEFIT PLANS ESTABLISHED BY MERRILL LYNCH & CO., INC. AND AFFILIATES



                               -------------------------------------------------
                               The Securities and Exchange Commission has not
                               approved or disapproved these Securities or
SPONSOR:                       passed upon the adequacy of this prospectus. Any
Merrill Lynch,                 representation to the contrary is a criminal
Pierce, Fenner & Smith         offense.
Incorporated                   Prospectus dated July 19, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           5
   Distributions at Maturity............................           5
   Records and Reports..................................           5
The Risks You Face......................................           5
   Interest Rate Risk...................................           5
Selling Units...........................................           5
   Selling Units to the Trustee.........................           5
How The Trusts Work.....................................           6
   Pricing..............................................           6
   Evaluations..........................................           6
   Income...............................................           6
   Expenses.............................................           6
   Portfolio Changes....................................           6
   Termination..........................................           7
   No Certificates......................................           7
   Trust Indenture......................................           7
   Legal Opinion........................................           8
   Auditors.............................................           8
   Sponsor..............................................           8
   Trustee..............................................           8
   Code of Ethics.......................................           8
   Year 2000 Issues.....................................           8
Taxes...................................................           8
Supplemental Information................................           9
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY


       1.  WHAT ARE THE TRUSTS' OBJECTIVES?
           Each Series seeks safety of capital and a high yield to maturity by investing in fixed portfolios of stripped U.S. Treasury securities.
           Units are offered only to employee benefit plans and compensation arrangements of Merrill Lynch & Co., Inc. and its affiliates-- the Plans--as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. Each Plan will invest in Units in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interests of an employee in the units are subject to the terms of the Plan. The rights of a Plan as a holder of units should be distinguished from the rights of an employee. The term 'you' in this Prospectus refers to the Plans, to the Sponsor if it holds any units and to any employee who holds units distributed from a Plan.
       2.  WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
           These are debt obligations issued directly by the U.S. They do not pay interest periodically, and are priced at a deep discount from face amount. This discount is your investment return. Stripped securities only pay a fixed amount of principal at maturity.
       3.  WHAT IS THE INVESTMENT STRATEGY?
        O Each Series consists of two separate Trusts, each designated by the year in which its stripped Treasury security matures. Each Trust plans to hold to maturity the stripped Treasury securities along with an interest bearing Treasury note whose interest will pay Trust expenses. Each Trust is a unit investment trust; unlike a mutual fund, the Trust's portfolio is not managed.
        o The securities in each Trust, but not the Trusts or the units, are direct obligations of the United States.
        o For each 10 units held until maturity of a Trust, you will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, or if Trust expenses change.
        o  100% of each Trust consists of U. S. Treasury securities.



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN A TRUST. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Rising interest rates can reduce the price of your units.
        o As each Portfolio is priced at a deep discount, unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk increases when the time to maturity is longer.
        o If you sell units before the underlying securities mature, their sale price could be less than your cost. The value of securities before maturity, and also the units, varies with changes in interest rates and other factors.
       5.  ARE THE TRUSTS APPROPRIATE FOR YOU?
           Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities, fixed returns and a stated maturity.
           The Trusts are not appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.
       6.  ARE THE TRUSTS MANAGED?
           Unlike mutual funds, the Trusts are not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, the Trusts hold securities to maturity unless sales are needed to pay redemptions.
       7.  HOW DO I BUY UNITS?
           The Plan buys units from the Trustee. There is no minimum investment.
           Unit price is based on the value of securities in the Trust. We add any principal cash, and any net accrued but undistributed interest on the unit, to the unit price.
           An Adjustment Factor is added in computing the offer price and deducted in computing the redemption price. This charge represents the estimated cost of buying or selling securities for the Trust; these costs are borne by the purchaser or seller rather than the Trust.

       8.  HOW DO I SELL UNITS?
           A plan may sell units at any time to the Trustee for the net asset value determined at the close of business on the date of sale, less the adjustment factor.
       9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           Stripped Treasury securities do not pay interest until they mature; consequently,you should not expect any distributions of interest income. When the stripped Treasury security matures, the proceeds will be distributed. You have significant amounts of income attributed to you annually as original issue discount is accrued on the stripped Treasury securities.
           The Plans have significant amounts of income attributed to them annually as original issue discount is accrued on the stripped Treasury securities. While the Plans are considered to receive these amounts for tax purposes as they accrue, the Plans are exempt from Federal income tax.
      10.  WHAT ARE THE TRUSTS' FEES AND EXPENSES?
           The tables on the following page show the costs and expenses the Plans may pay, directly or indirectly, when they invest in a Trust.
           There is no sales fee (load) on purchases, but income on units is subject to the Sponsor's administrative fee; this reimburses the Sponsor for its direct costs (without profit) in administering the Trusts.



                                         1999         2004         2009         2014
                                        TRUST        TRUST        TRUST        TRUST
                                   -----------  -----------  -----------  -----------
                                    $    0.69    $    2.36    $    7.49    $    5.45
           Maximum Sponsor's
           Administrative Fee per
           10 units on units held
           to maturity
                                         0.07%        0.26%        0.97%        0.85%
           As % of Unit Price
           (on March 31, 1999)



           ESTIMATED ANNUAL TRUST OPERATING
           EXPENSES PER 10 UNITS



           Trustee Fee          $    0.50  $    0.50  $    0.50  $    0.50
                                $    1.11  $    0.46  $    0.74  $    0.36
           Sponsor's
           Administrative
           Fee
                                $    0.21  $    0.25  $    0.14  $    0.13
           Other Operating
           Expenses
                                ---------  ---------  ---------  ---------
                                $    1.82  $    1.21  $    1.38  $    0.99
           TOTAL



      11.  WHAT IS THE PRICE OF A UNIT?
           Unit price is based on the net asset value of the Trust plus the adjustment factor shown below. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the securities at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the securities.



           UNIT OFFER PRICE 10 UNITS
           (AS OF MARCH 31, 1999)



                                     1999       2004       2009       2014
                                     TRUST      TRUST      TRUST      TRUST
                                   ---------  ---------  ---------  ---------
                                   $  97.422  $  77.472  $  57.805  $  41.943
           Net Asset Value
                                        .029       .085       .104       .105
           Adjustment Factor
                                   ---------  ---------  ---------  ---------
                                   $  97.451  $  77.557  $  57.909  $  42.048
           Offer Price


      12.  WHAT IS THE EXPECTED RETURN?


           The Estimated Yield to Maturity represents the annual percentage return to you, based on amortization of discount, compounded semi-annually, divided by Unit Offer Price. It assumes that interest income from the Treasury note will equal expenses.



           ESTIMATED YIELD TO MATURITY
           (AS OF MARCH 31, 1999)



                        1999       2004       2009       2014
                        TRUST      TRUST      TRUST      TRUST
                      ---------  ---------  ---------  ---------
                         4.198%     5.025%     5.471%     5.812%



           Your actual return will vary with unit price, how long you hold your investment and changes in the portfolio and expenses.
           If the price of the units is less than stated, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.
           The economic effect of purchasing units if you hold your units until maturity of the securities is that you should receive approximately a fixed yield, not only on your original investment but on all earned discount during the life of the securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, you virtually eliminate your risk of being unable to invest distributions at a rate as high as the yield on your Trust, but will forgo the ability to reinvest at higher rates in the future.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS AT MATURITY

Each Trust normally holds any net income and principal received until the stripped Treasury security matures. Although no distributions of income are expected, the Trustee may distribute any available balances in the Income and Capital Account in June or December of any year, as instructed by the Sponsor.

RECORDS AND REPORTS

You will receive:
o an annual report on Trust activity; and
o annual tax information. This is also sent to the IRS. You must report the amount of interest received during the year.

You may request:
o copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Trusts.

You may inspect records of Trust transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the securities, net accrued interest, cash and any other Trust assets;
   o subtracting accrued but unpaid Trust expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Trust liabilities;
   o dividing the result by the number of outstanding units; and
   o selecting the adjusted factor per unit.

Your net asset value when you sell may be more or less than your cost because of market movements and changes in the portfolio.

SELLING UNITS TO THE TRUSTEE

The account can sell units to the Trustee at any time.

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the request. Contact the Trustee for additional information.

If a Trust does not have cash available to pay you for units received, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size of the Trust.

There could be a delay in paying for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

HOW THE TRUSTS WORK

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after the purchase date of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current prices for the securities or comparable security.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semiannually. It also benefits when it holds cash for the Trusts in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Trusts' operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Trusts and other legal fees and expenses;
   o termination expenses and any governmental charges.

The Sponsor is paid an administrative fee to reimburse it for certain direct expenses. The Sponsor will not collect the administrative fee on units held by any Plan at any time when it has no reimbursable expenses. The Trusts also pay the Evaluator's fees.

If Trust expenses exceed initial estimates, the Trust will owe the excess. The Trustee has a lien on Trust assets to secure reimbursement of Trust expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

TERMINATION

Each Trust terminates following the stated maturity or sale of the last security in the portfolio. A Trust may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Trust are less likely 40% of the face amount of securities deposited. We will decide whether to terminate a Trust early.

When a Trust is about to terminate the Plans will receive a notice, and they will be unable to sell units of the Trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

No Certificates will be issued for units. The Trustee will credit your account with the number of your units.

TRUST INDENTURE

Each Trust is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest a Trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

   o remove it and appoint a replacement Sponsor;
   o liquidate The Trust; or
   o continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Financial Statements included in this prospectus.

SPONSOR

The Sponsor is:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York,101 Barclay Street-- 17W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

CODE OF ETHICS

Merrill Lynch, as Sponsor, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Trusts and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Trusts. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Trusts, but we cannot predict whether any impact will be material to any Trust as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each stripped zero coupon bond in the Fund.

The zero coupon bonds will be considered to have been issued at an 'original issue discount' for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Trusts by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in a Trust's portfolio and general information about the structure and Trusts. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 3:

We have audited the accompanying statements of condition of the 1999 Trust and the 2009 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3, including the portfolios, as of
March 31, 1999 and the related statements of operations and of changes in net assets for the years ended March 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3 at March 31, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

New York, N.Y.
July 9, 1999

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES  - 3

STATEMENTS OF CONDITION
AS OF MARCH 31, 1999

                                                                            1999
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $41,602,531) (Note 1)                                          $41,745,450
  Receivable for securities sold                                             107,828
  Cash                                                                       841,417
  Receivable for units created                                                21,633

            Total trust property                                          42,716,328

LESS LIABILITIES:
  Accrued expenses                                           $164,808
  Redemptions payable                                          11,308        176,116

NET ASSETS (Note 2)                                                      $42,540,212

UNITS OUTSTANDING                                                        437,428.181

UNIT VALUE                                                                    $97.25


                                                                            2009
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $67,683,305) (Note 1)                                          $69,300,631
  Receivable for securities sold                                             202,783
  Receivable for units created                                                59,415
  Accrued interest receivable                                                 63,249
  Cash                                                                        43,758

            Total trust property                                          69,669,836

LESS LIABILITIES:
  Accrued expenses                                           $307,486
  Redemptions payable                                         178,126        485,612

NET ASSETS (Note 2)                                                      $69,184,224

UNITS OUTSTANDING                                                      1,197,716.636

UNIT VALUE                                                                    $57.76



                              See Notes to Financial Statements.









                                              D-2

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF OPERATIONS

                                                                   1999 TRUST

                                                             Years Ended March 31,
                                                           1999       1998         1997

INVESTMENT INCOME:
  Interest income                                      $   55,106  $    90,975  $   89,339
  Accretion of original issue discount                  2,171,445    2,579,303   2,713,976
  Trustees' fees and expenses                             (23,860)     (25,098)    (24,566)
  Sponsors' fees                                          (52,971)     (55,717)    (54,327)


  Net investment income                                 2,149,720    2,589,463   2,724,422

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss) on securities sold or
    redeemed                                             (157,664)   1,650,136     511,081
  Unrealized appreciation (depreciation) of
    investments                                           646,573     (760,847) (1,452,946)

  Net realized and unrealized gain (loss) on
    investments                                           488,909      889,289    (941,865)

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $2,638,629  $ 3,478,752  $1,782,557


                                                                   2009 TRUST

                                                             Years Ended March 31,
                                                           1999       1998         1997
INVESTMENT INCOME:
  Interest income                                      $  170,818  $   184,791  $  176,420
  Accretion of original issue discount                  4,013,372    4,044,507   3,714,088
  Trustees' fees and expenses                             (61,841)     (66,946)    (69,167)
  Sponsors' fees                                          (91,525)     (99,080)    (95,167)

  Net investment income                                 4,030,824    4,063,272   3,726,174

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold or
    redeemed                                              568,415    6,780,259   3,157,757
  Unrealized appreciation (depreciation) of
    investments                                         1,175,582    2,451,521  (5,311,064)

  Net realized and unrealized gain (loss) on
    investments                                         1,743,997    9,231,780  (2,153,307)

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $5,774,821  $13,295,052  $1,572,867

                              See Notes to Financial Statements.





                                              D-3

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 1999 TRUST

                                                            Years Ended March 31,
                                                      1999          1998          1997

OPERATIONS:
  Net investment income                            $ 2,149,720   $ 2,589,463   $ 2,724,422
  Realized gain (loss) on securities sold or
    redeemed                                          (157,664)    1,650,136       511,081
  Unrealized appreciation (depreciation) of
    investments                                        646,573      (760,847)  (1,452,946)

  Net increase in net assets resulting from
    operations                                       2,638,629     3,478,752     1,782,557

INCOME DISTRIBUTIONS                                                (169,936)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       6,281,202     7,167,229     7,886,095
  Redemptions of units                             (11,722,543)  (8,190,428)   (4,987,254)

  Net capital share transactions                    (5,441,341)  (1,023,199)     2,898,841

NET INCREASE (DECREASE) IN NET ASSETS               (2,802,712)    2,285,617     4,681,398

NET ASSETS AT BEGINNING OF YEAR                     45,342,924    43,057,307    38,375,909

NET ASSETS AT END OF YEAR                          $42,540,212   $45,342,924   $43,057,307

PER UNIT:
  Net asset value at end of year.                       $97.25        $91.71        $84.89

  Income distribution                                                  $0.34

TRUST UNITS OUTSTANDING AT END OF YEAR             437,428.181   494,393.080   507,233.904


                              See Notes to Financial Statements.





















                                              D-4

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2009 TRUST

                                                            Years Ended March 31,
                                                      1999          1998          1997

OPERATIONS:
  Net investment income                            $4,030,824    $ 4,063,272   $ 3,726,174
  Realized gain on securities sold or
    redeemed                                          568,415      6,780,259     3,157,757
  Unrealized appreciation (depreciation) of
    investments                                     1,175,582      2,451,521    (5,311,064)

  Net increase in net assets resulting
    from operations                                 5,774,821     13,295,052     1,572,867

INCOME DISTRIBUTIONS                                                (258,100)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                     19,310,001     22,392,825    34,673,281
  Redemptions of units                            (22,896,109)   (28,555,985) (19,221,804)

  Net capital share transactions                   (3,586,108)   (6,163,160)    15,451,477

NET INCREASE IN NET ASSETS                          2,188,713      6,873,792    17,024,344

NET ASSETS AT BEGINNING OF YEAR                    66,995,511     60,121,719    43,097,375

NET ASSETS AT END OF YEAR                         $69,184,224    $66,995,511   $60,121,719

PER UNIT:
  Net asset value at end of year                       $57.76         $53.27        $43.63

  Income distribution                                                  $0.19

TRUST UNITS OUTSTANDING AT END OF YEAR          1,197,716.636  1,257,566.106 1,377,965.943


                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The Fund consists of the 1999 and 2009 Trusts, each a separate unit investment trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see
"Redemption - Computation of Redemption Price Per Unit" in this
Prospectus).

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

(c) Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 1999

     1999 TRUST

       Cost of 437,428.181 units at Dates of Deposit                $27,932,143
       Redemption of units - Net cost of 709,778.437 units
         redeemed less redemption amounts                            (2,254,979)
       Realized gain on securities sold or redeemed                   4,437,541
       Unrealized depreciation of investments                           142,919
       Net capital applicable to Holders                             30,257,624
       Undistributed net investment income - accretion of
         original issue discount ($12,384,159) less excess
         ($101,571) of fees and expenses over interest income        12,282,588

       Net assets                                                   $42,540,212

     2009 TRUST

       Cost of 1,197,716.636 units at Dates of Deposit              $42,622,971
       Redemption of units - Net cost of 3,068,794.912 units
         redeemed less redemption amounts                            (5,239,941)
       Realized gain on securities sold or redeemed                  15,638,285
       Unrealized appreciation of investments                         1,617,326
       Net capital applicable to Holders                             54,638,641
       Undistributed net investment income - accretion of
         original issue discount ($14,670,848) less excess
         ($125,265) of fees and expenses over interest income        14,545,583

       Net assets                                                   $69,184,224

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trusts as follows:

                          Year Ended       Year Ended        Year Ended
       Trust            March 31, 1999   March 31, 1998    March 31, 1997

       1999               66,576.508       80,636.482        94,494.433
       2009              334,594.792      453,892.146       803,841.810

     Units were redeemed as follows:

                          Year Ended       Year Ended        Year Ended
       Trust            March 31, 1999   March 31, 1998    March 31, 1997

       1999              123,541.407       93,477.306        58,572.000
       2009              394,444.262      574,291.983       433,776.222

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 1999, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trusts will make distributions on the first business day following the maturity of their holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

PORTFOLIOS
AS OF MARCH 31, 1999


           Portfolio No. and Title                 Interest                    Face         Adjusted
                of Securities                        Rates    Maturities      Amount         Cost(1)       Value(1)

1999 TRUST
  1  Stripped Treasury Securities(2)                0.000%    11/15/99     $ 42,925,000    $41,602,531    $41,745,450

     Total                                                                 $ 42,925,000    $41,602,531    $41,745,450

2009 TRUST
  1  Stripped Treasury Notes Securities             0.000%    5/15/09      $118,499,000    $65,611,629    $67,201,612
  2  U.S. Treasury Bonds                            9.125     5/15/09(3)      1,809,986      2,071,676      2,099,019

     Total                                                                 $120,308,986    $67,683,305    $69,300,631


(1)   See Notes to Financial Statements.
(2)   See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.
(3)   Callable beginning 5/15/04 at par.












































                                              D-8

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 8:

We have audited the accompanying statements of condition of the 2004 Trust and the 2014 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8, including the portfolios, as of
March 31, 1999 and the related statements of operations and of changes in net assets for the year ended March 31, 1999 and the period February 3 to March 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8 at March 31, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

New York, N.Y.
July 9, 1999

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES  - 8

STATEMENTS OF CONDITION
AS OF MARCH 31, 1999

                                                                            2004
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $7,415,484) (Note 1)                                            $7,346,818
  Accrued interest receivable                                                  4,358
  Deferred organization costs (Note 6)                                        34,750
  Cash                                                                        57,388

            Total trust property                                           7,443,314

LESS LIABILITIES:
  Redemptions payable                                        $ 65,461
  Accrued expenses                                              3,168
  Other liabilities (Note 6)                                   46,250        114,879

NET ASSETS (Note 2)                                                      $ 7,328,435

UNITS OUTSTANDING                                                         94,795.531

UNIT VALUE                                                                    $77.31


                                                                            2014
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $34,409,347) (Note 1)                                          $32,192,646
  Receivable for securities sold                                             383,920
  Receivable for units created                                                   112
  Accrued interest receivable                                                 28,778
  Deferred organization costs (Note 6)                                        53,500

            Total trust property                                          32,658,956

LESS LIABILITIES:
  Advance from trustee                                       $105,673
  Accrued expenses                                             23,812
  Redemptions payable                                         300,841
  Other liabilities (Note 6)                                   71,500        501,826

NET ASSETS (Note 2)                                                      $32,157,130

UNITS OUTSTANDING                                                        766,298.039

UNIT VALUE                                                                    $41.96



                              See Notes to Financial Statements.






                                              D-2

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF OPERATIONS


                                                                   Year     February 3,
                                                                  Ended          to
                                                                March 31,     March 31,
2004 TRUST                                                         1999         1998

INVESTMENT INCOME:
  Interest income                                               $    7,817     $    243
  Accretion of original issue discount                             298,335        9,126
  Trustees' fees and expenses                                       (3,262)        (282)
  Sponsors' fees                                                    (2,991)         (95)
  Organizational expenses                                          (11,500)    (11,500)


  Net investment income (loss)                                     288,399       (2,508)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:(377)
  Realized gain (loss) on securities sold or redeemed               32,811         (377)
  Unrealized depreciation of  investments                          (59,151)      (9,515)

  Net realized and unrealized loss on investments                  (26,340)      (9,892)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $  262,059     $(12,400)


                                                                   Year     February 3,
                                                                  Ended          to
                                                                March 31,     March 31,
2014 TRUST                                                         1999         1998

INVESTMENT INCOME:
  Interest income                                               $   42,173     $  1,061
  Accretion of original issue discount                           1,250,191       28,793
  Trustees' fees and expenses                                      (21,540)        (741)
  Sponsors' fees                                                   (15,501)        (405)
  Organizational expenses                                          (18,000)    (18,000)

  Net investment income                                          1,237,323       10,708

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold or redeemed                     351,846        3,101
  Unrealized appreciation (depreciation) of investments         (2,222,374)       5,673

  Net realized and unrealized gain (loss) on investments        (1,870,528)       8,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ (633,205)    $ 19,482



                              See Notes to Financial Statements.







                                              D-3

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Year     February 3,
                                                                  Ended          to
                                                                March 31,     March 31,
                                                                   1999         1998

OPERATIONS:
  Net investment income                                        $   288,399   $   (2,508)
  Realized gain (loss) on securities sold or redeemed               32,811         (377)
  Unrealized depreciation of investments                           (59,151)      (9,515)

  Net increase (decrease) in net assets resulting from
    operations                                                     262,059      (12,400)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                  10,234,173    1,642,730
  Redemptions of units                                          (4,387,293)    (534,574)

  Net capital share transactions                                 5,846,880    1,108,156

NET INCREASE IN NET ASSETS                                       6,108,939    1,095,756

NET ASSETS AT BEGINNING OF PERIOD                                1,219,496      123,740

NET ASSETS AT END OF PERIOD                                    $ 7,328,435   $1,219,496

PER UNIT:
  Net asset value at end of period.                                 $77.31       $70.91

TRUST UNITS OUTSTANDING AT END OF PERIOD                        94,795.531   17,197.680


                              See Notes to Financial Statements.


























                                              D-4

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2014 TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Year      February 3,
                                                                  Ended          to
                                                                March 31,      March 31,
                                                                   1999         1998
OPERATIONS:
  Net investment income                                        $ 1,237,323   $    10,708
  Realized gain on securities sold or redeemed                     351,846         3,101
  Unrealized appreciation (depreciation) of investments         (2,222,374)        5,673

  Net increase (decrease) in net assets resulting from
    operations                                                    (633,205)       19,482

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                  52,983,208     4,837,030
  Redemptions of units                                         (24,701,591)     (471,223)

  Net capital share transactions                                28,281,617)    4,365,807

NET INCREASE IN NET ASSETS                                      27,648,412     4,385,289

NET ASSETS AT BEGINNING OF PERIOD                                4,508,718       123,429

NET ASSETS AT END OF PERIOD                                    $32,157,130   $ 4,508,718

PER UNIT:
  Net asset value at end of period                                 $41.96         $39.24

TRUST UNITS OUTSTANDING AT END OF PERIOD                       766,298.039    114,887.494


                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The Fund consists of the 2004 and 2014 Trusts, each a separate unit investment trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see
"Redemption - Computation of Redemption Price Per Unit" in this
Prospectus).

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

(c) Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 1999

     2004 TRUST
       Cost of 94,795.531 units at Dates of Deposit                 $ 7,140,964
       Redemption of units - Net cost of 64,511.733 units
         redeemed less redemption amounts                                47,097
       Realized gain on securities sold or redeemed                      32,434
       Unrealized depreciation of investments                           (68,666)
       Net capital applicable to Holders                              7,151,829
       Undistributed net investment loss - accretion of
         original issue discount ($198,176) less excess
         ($21,570) of fees and expenses over interest income            176,606

       Net assets                                                   $ 7,328,435

     2014 TRUST
       Cost of 766,298.039 units at Dates of Deposit                $33,025,834
       Redemption of units - Net cost of 578,168.169 units
         redeemed less redemption amounts                               354,643
       Realized gain on securities sold or redeemed                     354,947
       Unrealized depreciation of investments                        (2,216,701)
       Net capital applicable to Holders                             31,518,723
       Undistributed net investment income - accretion of
         original issue discount ($669,360) less excess
         ($30,953) of fees and expenses over interest income            638,407

       Net assets                                                   $32,157,130

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS


3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trusts as follows:

                             Year         February 3,
                            Ended              to
       Trust            March 31, 1999   March 31, 1998
       2004              134,615.574       22,692.840
       2014            1,217,569.845      123,763.613

     Units were redeemed as follows:

                             Year         February 3,
                            Ended              to
       Trust            March 31, 1999   March 31, 1998
       2004               57,017.723        7,494.010
       2014              566,159.300       12,008.889

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 1999, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trusts will make distributions on the first business day following the maturity of their holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

6.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying statements of condition are $46,250 and $53,500 for the 2004 and 2014 Trusts, respectively, payable to the Trustee for reimbursement of costs related to the organization of the Trusts.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

PORTFOLIOS
AS OF MARCH 31, 1999


           Portfolio No. and Title                 Interest                    Face         Adjusted
                of Securities                        Rates    Maturities      Amount         Cost(1)       Value(1)

2004 TRUST
  1  Stripped Treasury Securities(2)                0.000%    5/15/04       $ 9,375,000    $ 7,240,104    $ 7,173,347
  2  U.S. Treasury Notes                            7.250     5/15/04           159,102        174,780        173,471

     Total                                                                  $ 9,534,102    $ 7,415,484    $ 7,346,818

2014 TRUST
  1  Stripped Treasury Securities (2)               0.000%    5/15/14       $75,913,000    $33,156,389    $30,985,941
  2  U.S. Treasury Bonds                            7.250     5/15/16         1,050,736      1,252,958      1,206,705

     Total                                                                  $76,963,736    $34,409,347    $32,192,646


(1)   See Notes to Financial Statements.
(2)   See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.












































                                              D-8

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             U.S GOVERNMENT ZERO COUPON BOND SERIES
Information Supplement                   3 AND 8
that gives more details about            (Unit Investment Trusts)
the Trusts, by calling:                  ---------------------------------------
The Bank of New York                     This Prospectus does not contain
1-800-221-7771                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file nos.
                                         33-26716 and 333-36109) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      11352--7/99

                       GOVERNMENT SECURITIES INCOME FUND
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund,
        Freddie Mac Series 12, 1933 Act File No. 33-56849.

                       GOVERNMENT SECURITIES INCOME FUND
                      U.S. GOVERNMENT ZERO COUPON SERIES 3
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, GOVERNMENT SECURITIES INCOME FUND, U.S. GOVERNMENT ZERO COUPON BOND SERIES 3, DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 16TH DAY OF JULY, 1999.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)